Loans from Third Parties	12 Months Ended
Sep. 30, 2023
Loans from Third Parties [Abstract]
LOANS FROM THIRD PARTIES

NOTE 9 — LOANS FROM THIRD PARTIES

	As of September 30,
	2023	2022
	US$	US$
Loans from third parties – current	$22,615	$108,245
Loans from third party – noncurrent	—	107,542
Total loans from third parties	$22,615	$215,787

As of September 30, 2022, the balance of $108,245 (or RMB770,000) represented the interest-free loan borrowed from Beijing Angel Palace Education Technology Co., Ltd. (“Angel Palace”) for the Company’s working capital purpose, with the maturity date due on March 9, 2023. In June 2023, the Company signed a virtual technology service contract with Angel Palace to provide virtual production with the consideration of RMB770,000 to offset the loan from Angel Palace. As of September 30, 2023, the service was delivered and accepted by Angel Palace.

As of September 30, 2022, the balance of $107,542 (or RMB765,000) represented the interest-free loan borrowed from Wuxi Huanxiang Culture Co., Ltd. (“Wuxi Huangxiang”) for the Company’s working capital purpose with the maturity date due on January 24, 2023. On January 24, 2023, Global Mofy China renewed the loan agreement with Wuxi Huanxiang to extend the loan term of the interest-free loan with the balance of $107,542 (or RMB765,000) for the Company’s working capital needs for one year. Accordingly, the outstanding loan balance as of September 30, 2022 was classified as noncurrent. The loan of $82,237 (or RMB600,000) was early repaid by the Company in January 2023.